Prepayments and Other Current Assets	9 Months Ended
Sep. 30, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

3.    Prepayments and Other Current Assets

The components of prepayments and other current assets were as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Prepayments	645,169	570,658	84,049
VAT recoverable	102,426	371,127	54,661
Inventory	—	345,299	50,857
Interest receivables	146,294	249,146	36,695
Rental and other deposits	12,060	138,909	20,459
Loan to a third party	—	45,000	6,628
Others	44,328	82,446	12,143
	950,277	1,802,585	265,492

The prepayments primarily consist of advertising fees paid in advance.